SHARE-BASED COMPENSATION (Shares Authorized by Exercise Price Range) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Number Outstanding (in shares)	1,306
Weighted Average Remaining Contractual Life (in years)	4 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 27
Aggregate Intrinsic Value	$ 39,081
Number Exercisable (in shares)	1,066
Weighted Average Remaining Contractual Life (in years)	4 years 7 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 26
Aggregate Intrinsic Value	$ 32,817
Closing stock price basis for aggregate intrinsic value (in dollars per share)	$ 57.08
In-the-money awards exercisable (in shares)	1,100
Aggregate instrinsic value of options [Abstract]
Options exercised in period aggregate intrinsic value	$ 28,985	$ 16,385	$ 5,656
Options exercised in period aggregate weighted average exercise price (in dollars per share)	$ 26	$ 20	$ 19
Unrecognized share-based compensation costs for outstanding stock option awards, net of expected forfeitures	$ 0
Range of Exercise Prices - $0 - $25 [Member]
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 0
Maximum price of options outstanding, end of the period (in dollars per share)	$ 25
Number Outstanding (in shares)	415
Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 20
Aggregate Intrinsic Value	$ 15,505
Number Exercisable (in shares)	415
Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 20
Aggregate Intrinsic Value	$ 15,505
Range of Exercise Prices - $25.01 - $30 [Member]
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 25.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 30
Number Outstanding (in shares)	288
Weighted Average Remaining Contractual Life (in years)	5 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 30
Aggregate Intrinsic Value	$ 7,836
Number Exercisable (in shares)	288
Weighted Average Remaining Contractual Life (in years)	5 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 30
Aggregate Intrinsic Value	$ 7,836
Range of Exercise Prices - $30.01 - $40 [Member]
Sharebased Compensation Arrangement By Exercise Price Range [Abstract]
Minimum price of options outstanding, end of the period (in dollars per share)	$ 30.01
Maximum price of options outstanding, end of the period (in dollars per share)	$ 40
Number Outstanding (in shares)	603
Weighted Average Remaining Contractual Life (in years)	6 years
Weighted Average Exercise Price (in dollars per share)	$ 31
Aggregate Intrinsic Value	$ 15,740
Number Exercisable (in shares)	363
Weighted Average Remaining Contractual Life (in years)	6 years
Weighted Average Exercise Price (in dollars per share)	$ 31
Aggregate Intrinsic Value	$ 9,476